Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

13. Related Party Transactions

The Predecessor paid management fees to Corsair, a related party having common ownership in the amount of $0.1 million for the three months ended March 31, 2019, which are included in selling, general, and administrative expenses in the consolidated statement of operations.

The Successor incurred transaction costs on behalf of related parties for the three months ended March 31, 2020 of $0.5 million. The Predecessor incurred transaction costs on behalf of related parties for the three months ended March 31, 2019 of $0.1 million.

13. Related party transactions

The Predecessor paid management fees to Corsair Capital LLC, a related party having common ownership in the amount of $210,753 from January 1, 2019 to July 10, 2019. The Predecessor paid management fees of $0.4 million and $0.4 million for the years ended December 31, 2018 and 2017, respectively, which are included in selling, general, and administrative expenses in the consolidated statement of operations.

The Successor incurred transaction costs on behalf of related parties from July 11, 2019 through December 31, 2019 of $1.3 million. The Predecessor incurred transaction costs on behalf of related parties from January 1, 2019 to July 10, 2019 of $6.8 million. The Predecessor incurred transaction costs on behalf of related parties for the years ended December 31, 2018 and 2017 of $1.6 million and $0.4 million, respectively.

As of December 31, 2019, the Successor held receivables from related parties $0.6 million. These amounts were due from employees, related to tax withholding on vesting of equity compensation. See Note 14 for more detail on these restricted share awards. As of December 31, 2018 the Predecessor held no receivables from related parties.

The Successor owed $14.3 million to related parties, in the form of contingent consideration payable to the sellers of TriSource and APS who were employees of REPAY, as of December 31, 2019. Further, the Successor owed employees $0.3 million for amounts paid on behalf of the Company. As of December 31, 2018 the Predecessor did not have any amounts due to related parties.